Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR CEO ($)[1] (b)	COMPENSATION ACTUALLY PAID (“CAP”) TO CEO ($)[2] (c)	AVERAGE SCT TOTAL FOR NON-CEO NEOS ($)[3] (d)	AVERAGE CAP TO NON-CEO NEOS ($)[4] (e)	VALUE OF INITIAL FIXED $100 INVESTED BASED ON		NET INCOME (GAAP) ($B)[7] (h)	ADJUSTED DILUTED EARNINGS PER SHARE (EPS) ($)[8] (i)
					CUMULATIVE TOTAL SHAREOWNER RETURN (TSR) ($)[5] (f)	CUMULATIVE DOW JONES INDUSTRIAL INDEX TSR ($)[6] (g)
2025	14,962,913	(27,792,296)	4,652,477	754,006	149	173	1.484	2.59
2024	65,734,245	112,171,337	5,517,288	9,534,871	191	150	5.604	2.90
2023	17,695,200	42,696,403	5,310,858	8,750,047	159	131	1.349	2.73
2022	13,222,247	(20,060,104)	3,819,391	(6,280,707)	112	113	3.534	2.34
2021	14,892,815	61,128,628	4,734,191	17,061,157	145	121	1.664	2.27

Company Selected Measure Name	8Adjusted EPS
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Gitlin (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation Tables — Summary Compensation Table.”
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s NEOs as a group (excluding Mr. Gitlin, who has served as our CEO since 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Gitlin)
included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Goris, Gierges, Pandya and Dryden; (ii) for
2024, Messrs. Goris, Pandya, Agrawal, O’Connor and Timperman; (iii) for 2023, Messrs. Goris, Timperman, White, O’Connor and Nelson; and (iv) for 2022 and 2021,
Messrs. Goris, Nelson, White and Timperman.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones Industrials Index.

PEO Total Compensation Amount	$ 14,962,913	$ 65,734,245	$ 17,695,200	$ 13,222,247	$ 14,892,815
PEO Actually Paid Compensation Amount	$ (27,792,296)	112,171,337	42,696,403	(20,060,104)	61,128,628
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Gitlin, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gitlin during the applicable year. In accordance with the requirements of Item
402(v) of Regulation S-K, the following adjustments were made to Mr. Gitlin’s total compensation for each year to determine the CAP:

Year	REPORTED SCT TOTAL FOR CEO ($)	GRANT DATE FAIR VALUE OF EQUITY AWARDS ($)[a]	EQUITY AWARD ADJUSTMENTS ($)[b]	REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)[c]	PENSION BENEFIT ADJUSTMENTS ($)[d]	CAP TO CEO
2025	14,962,913	(11,381,713)	(31,135,835)	(237,661)	—	(27,792,296)
2024	65,734,245	(60,791,211)	107,407,703	(179,400)	—	112,171,337
2023	17,695,200	(12,021,241)	37,058,763	(36,319)	—	42,696,403
2022	13,222,247	(9,013,937)	(24,268,414)	—	—	(20,060,104)
2021	14,892,815	(9,067,330)	55,303,143	—	—	61,128,628
[a]The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary
Compensation Table for the applicable year for the CEO.
[b]The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year
(from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii)
for awards that are granted and vested in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	YEAR-END FAIR VALUE (FV) OF EQUITY AWARDS GRANTED IN THE YEAR ($)	YEAR-OVER- YEAR CHANGE IN FV OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FV AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR-OVER- YEAR CHANGE IN FV OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FV AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FV OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2025	7,752,767	(41,818,949)	—	2,930,347	—	—	(31,135,835)
2024	93,741,792	6,543,629	—	7,122,282	—	—	107,407,703
2023	18,973,490	14,865,035	—	3,220,238	—	—	37,058,763
2022	7,609,658	(30,657,192)	—	(1,220,880)	—	—	(24,268,414)
2021	17,023,203	38,207,535	—	72,405	—	—	55,303,143
[c]The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year for the CEO.
[d]As described in the Pension Benefits Table on page 51, the PPP, the company’s nonqualified and unfunded defined benefit plan, was frozen effective
December 31, 2019. Therefore, there are no service costs or prior service costs to report.
	[3]
Non-PEO NEO Average Total Compensation Amount	$ 4,652,477	5,517,288	5,310,858	3,819,391	4,734,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 754,006	9,534,871	8,750,047	(6,280,707)	17,061,157
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Gitlin), as computed in accordance with Item
402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding
Mr. Gitlin) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Gitlin) for each year to determine the CAP, using the same methodology described above in Note 2:

Year	AVERAGE REPORTED SCT TOTAL FOR NON-CEO NEOS	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)[a]	AVERAGE EQUITY AWARD ADJUSTMENTS ($)[b]	AVERAGE REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)[c]	AVERAGE PENSION BENEFIT ADJUSTMENTS ($)[d]	AVERAGE CAP TO NON-CEO NEOS
2025	4,652,477	(2,857,251)	(1,041,220)	—	—	754,006
2024	5,517,288	(3,822,311)	7,844,464	(4,570)	—	9,534,871
2023	5,310,858	(3,784,413)	7,229,085	(5,483)	—	8,750,047
2022	3,819,391	(2,189,525)	(7,910,573)	—	—	(6,280,707)
2021	4,734,191	(2,724,373)	15,051,339	—	—	17,061,157
[a]The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary
Compensation Table for the applicable year for the non-CEO NEOs.
[b]The amounts deducted or added in calculating the total average equity award adjustments for non-CEO NEOs in accordance with the methodology outlined in footnote 2(b) above are as follows:

Year	YEAR-END AVERAGE FAIR VALUE (FV) OF EQUITY AWARDS GRANTED IN THE YEAR ($)	YEAR-OVER- YEAR AVERAGE CHANGE IN FV OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FV AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR-OVER- YEAR AVERAGE CHANGE IN FV OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FV AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FV OR TOTAL COMPENSATION ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2025	2,015,577	(3,508,036)	—	451,239	—	—	(1,041,220)
2024	4,592,567	1,831,659	—	1,420,238	—	—	7,844,464
2023	4,271,355	2,152,742	—	804,988	—	—	7,229,085
2022	1,848,414	(4,513,074)	—	(5,245,913)	—	—	(7,910,573)
2021	4,292,775	9,886,398	—	872,166	—	—	15,051,339
[c]The amounts included in this column are the total average amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation
Earnings” column of the Summary Compensation Table for each applicable year for non-CEO NEOs.
[d]As described in the Pension Benefits Table on page 51, the PPP, the company’s nonqualified and unfunded defined benefit plan, was frozen effective December
31, 2019. Therefore, there are no service costs or prior service costs to report.

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Cumulative TSR

Compensation Actually Paid vs. Net Income

CAP vs. GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Adjusted EPS

Total Shareholder Return Vs Peer Group

CAP vs. Cumulative TSR

Total Shareholder Return Amount	$ 149	191	159	112	145
Peer Group Total Shareholder Return Amount	173	150	131	113	121
Net Income (Loss)	$ 1,484,000,000	$ 5,604,000,000	$ 1,349,000,000	$ 3,534,000,000	$ 1,664,000,000
Company Selected Measure Amount | $ / shares	2.59	2.90	2.73	2.34	2.27
PEO Name	Mr. Gitlin
Additional 402(v) Disclosure	Cumulative TSR is calculated by (i) dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment; and (ii) the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period. The company’s TSR and Dow Jones Industrials Index TSR are calculated using a measurement period beginning December 31, 2020, through and including the end of the applicable fiscal year and based on a fixed investment of $100 at the measurement point.
The dollar amounts reported represent the amount of net earnings reflected in the company’s audited financial statements for the applicable year.As required by Item 402(v) of Regulation S‑K, the following graphs reflect the relationship between CAP and: (i) Cumulative TSR for Carrier and the Dow Jones Industrials Index, (ii) Carrier’s net income, and (iii) Carrier’s adjusted EPS, the company-selected measure. This disclosure is based on SEC‑prescribed calculations and does not reflect all performance measures used by the company in its executive compensation program. For information regarding the company’s executive compensation philosophy and how executive compensation is aligned with the company’s financial and operational performance, refer to the "Compensation
Discussion and Analysis."

Measure:: 1
Pay vs Performance Disclosure
Name	▪Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	▪Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS represents diluted earnings per share (a GAAP measure), excluding restructuring costs, amortization of acquired intangibles and other significant items. Also see Appendix A beginning on page 72 for a reconciliation.

Measure:: 3
Pay vs Performance Disclosure
Name	▪Sales
Measure:: 4
Pay vs Performance Disclosure
Name	▪Adjusted Operating Profit
Measure:: 5
Pay vs Performance Disclosure
Name	▪Free Cash Flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (237,661)	$ (179,400)	$ (36,319)	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,381,713)	(60,791,211)	(12,021,241)	(9,013,937)	(9,067,330)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,135,835)	107,407,703	37,058,763	(24,268,414)	55,303,143
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,752,767	93,741,792	18,973,490	7,609,658	17,023,203
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,818,949)	6,543,629	14,865,035	(30,657,192)	38,207,535
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,930,347	7,122,282	3,220,238	(1,220,880)	72,405
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,570)	(5,483)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,857,251)	(3,822,311)	(3,784,413)	(2,189,525)	(2,724,373)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,041,220)	7,844,464	7,229,085	(7,910,573)	15,051,339
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,015,577	4,592,567	4,271,355	1,848,414	4,292,775
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,508,036)	1,831,659	2,152,742	(4,513,074)	9,886,398
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,239	1,420,238	804,988	(5,245,913)	872,166
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0